Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intangible assets other than goodwill
Acquisition Cost	$ 99,692	$ 82,692
Additions	0	17,000
Accumulated Amortization	(32,618)	(28,795)
Net Book Value	67,074	70,897
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(8,336)	(7,294)
Net Book Value	2,084	3,126
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	53,152	36,152
Additions	0	17,000
Accumulated Amortization	(9,456)	(8,450)
Net Book Value	43,696	44,702
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(14,826)	(13,051)
Net Book Value	$ 21,294	$ 23,069